UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2014 (unaudited)

Shares		Value*
COMMON STOCK—99.1%
Aerospace & Defense—4.5%
15,300	Lockheed Martin Corp.	$2,497,572
18,500	Northrop Grumman Corp.	2,282,530

		4,780,102

Automobiles—3.9%
269,000	Ford Motor Co.	4,196,400

Banks—14.3%
39,800	Citigroup, Inc.	1,894,480
101,200	Fifth Third Bancorp	2,322,540
71,200	JPMorgan Chase & Co.	4,322,552
25,500	PNC Financial Services Group, Inc.	2,218,500
88,300	Wells Fargo & Co.	4,392,042

		15,150,114

Beverages—2.1%
37,400	Molson Coors Brewing Co., Class B	2,201,364

Capital Markets—2.0%
19,400	Ameriprise Financial, Inc.	2,135,358

Chemicals—2.1%
33,400	EI du Pont de Nemours & Co.	2,241,140

Communications Equipment—3.9%
89,500	Cisco Systems, Inc.	2,005,695
28,800	Harris Corp.	2,107,008

		4,112,703

Consumer Finance—1.9%
80,456	SLM Corp.	1,969,563

Diversified Telecommunication Services—4.1%
125,400	AT&T, Inc.	4,397,778

Electric Utilities—1.8%
37,900	American Electric Power Co., Inc.	1,920,014

Energy Equipment & Services—1.8%
35,400	Ensco PLC, Class A	1,868,412

Food & Staples Retailing—1.8%
24,900	Wal-Mart Stores, Inc.	1,903,107

Health Care Equipment & Supplies—2.1%
30,700	Baxter International, Inc.	2,258,906

Health Care Providers & Services—2.0%
21,400	WellPoint, Inc.	2,130,370

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2014 (unaudited) (continued)

Shares		Value*
COMMON STOCK (continued)
Industrial Conglomerates—1.9%
76,900	General Electric Co.	$1,990,941

Insurance—8.1%
40,100	Allstate Corp.	2,268,858
79,300	MetLife, Inc.	4,187,040
24,700	Travelers Cos., Inc.	2,101,970

		8,557,868

IT Services—2.0%
193,000	Xerox Corp.	2,180,900

Metals & Mining—1.4%
84,200	Barrick Gold Corp.	1,501,286

Oil, Gas & Consumable Fuels—13.6%
15,200	Chevron Corp.	1,807,432
58,700	ConocoPhillips	4,129,545
55,900	Marathon Oil Corp.	1,985,568
25,800	Royal Dutch Shell PLC ADR	1,884,948
70,400	Total S.A. ADR	4,618,240

		14,425,733

Paper & Forest Products—1.7%
40,300	International Paper Co.	1,848,964

Pharmaceuticals—10.7%
33,400	AstraZeneca PLC ADR	2,166,992
22,600	Johnson & Johnson	2,219,998
39,700	Merck & Co., Inc.	2,253,769
68,700	Pfizer, Inc.	2,206,644
46,900	Teva Pharmaceutical Industries Ltd. ADR	2,478,196

		11,325,599

Road & Rail—2.1%
23,000	Norfolk Southern Corp.	2,234,910

Semiconductors & Semiconductor Equipment—4.0%
165,400	Intel Corp.	4,268,974

Software—4.0%
62,800	CA, Inc.	1,944,916
57,500	Microsoft Corp.	2,356,925

		4,301,841

Specialty Retail—1.3%
117,700	Staples, Inc.	1,334,718

	Total Common Stock (cost—$85,687,260)	105,237,065

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
Repurchase Agreements—0.9%
$1,000	State Street Bank & Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $1,000,000; collateralized by Federal Home Loan Bank, 3.50% due 3/4/33, valued at $1,023,487 including accrued interest (cost—$1,000,000)	$1,000,000

	Total Investments (cost—$86,687,260) (a)—100.0%	106,237,065
	Liabilities in excess of other assets—(0.0)%	(72,808)

	Net Assets—100.0%	$106,164,257

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market securities and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and NFJ Investment Group LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Portfolio’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	At March 31, 2014, the cost basis of portfolio securities of $86,687,260, was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $20,835,555; gross unrealized depreciation was $1,285,750; and net unrealized appreciation was $19,549,805.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Level 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs at March 31, 2014 in valuing Portfolio’s assets and liabilities is listed below (refer to the Schedule of

Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14
Investments in Securities—Assets
Common Stock	$105,237,065	—	—	$105,237,065
Repurchase Agreements	—	$1,000,000	—	1,000,000

Totals	$105,237,065	$1,000,000	—	$106,237,065

At March 31, 2014, there were no transfers between Levels 1 and 2.

Glossary:

ADR—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: May 19, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: May 19, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 19, 2014